Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of the loss before the provision for income taxes for the years ended December 31, 2022, 2023 and 2024 were as follows:

	2022	2023	2024
Domestic	$(84,778)	$(31,021)	$(12,180)
Foreign	1,633	3,155	2,650
Total loss before income taxes	$(83,145)	$(27,866)	$(9,530)

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes for the years ended December 31, 2022, 2023 and 2024 was as follows:

	2022	2023	2024
Current:
Domestic	$109	$56	$448
Foreign	1,933	646	1,090
Total current income tax expense	2,042	702	1,538
Deferred:
Domestic	(24)	(126)	—
Foreign	(1,502)	931	389
Total deferred income tax expense	(1,526)	805	389
Total provision for income taxes	$516	$1,507	$1,927

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the Company’s theoretical income tax expense to actual income tax expense for the years ended December 31, 2022, 2023 and 2024 is as follows:

	2022		2023		2024
	Tax	Rate	Tax	Rate	Tax	Rate
Theoretical tax benefit	$(19,123)	23%	$(6,409)	23%	$(2,192)	23%
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	16,187	(20)%	3,498	(12)%	(655)	7%
Effect of entities with different tax rates	125	0%	48	0%	145	(2)%
Non-deductible expenses, net	3,442	(4)%	4,368	(16)%	4,455	(47)%
Income in zero tax rate	(67)	0%	—	0%	—	0%
Change in tax reserve for uncertain tax positions	12	0%	145	(1)%	202	(2)%
Other	(60)	0%	(143)	1%	(28)	1%
Total effective income taxes	$516	(1)%	$1,507	(5)%	$1,927	(20)%

Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31,
	2023	2024
Deferred tax assets:
Net operating loss carryforwards	$60,582	$61,014
Research and development expenses	12,000	11,028
Lease liabilities	10,077	9,208
Accruals and reserves	1,375	1,282
Share-based compensation	668	401
Deferred revenue	82	120
Other	503	554
Gross deferred tax assets	85,287	83,607
Valuation allowance	(73,960)	(73,305)
Total deferred tax assets	$11,327	$10,302
Deferred tax liabilities:
Intangible assets	(966)	(977)
Deferred contract acquisition costs	(3,123)	(3,747)
Property and equipment	(1,108)	(683)
Right-of-use-assets	(8,208)	(7,945)
Other comprehensive income	(201)	(89)
Other	(9)	(137)
Gross deferred tax liabilities	(13,615)	(13,578)
Net deferred taxes	$(2,288)	$(3,276)

Schedule of Unrecognized Tax Benefits Roll Forward
The following table shows the changes in the gross amount of unrecognized tax positions as of December 31, 2022, 2023 and 2024.

Unrecognized tax positions
Balance as of January 1, 2022	$403
Increases related to current year tax positions	12
Additions related to business combinations	193
Balance as of December 31, 2022	608
Increases related to current year tax positions	145
Balance as of December 31, 2023	753
Increases related to current year tax positions	202
Additions related to business combinations	—
Balance as of December 31, 2024	$955